Related party transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related party transactions
4.	Related party transactions:

(a)	At December 31, 2014, the Company had $237,908,000 (2013—$54,068,000) due from GCI recorded as loans to affiliate. This amount includes the following:

•

The Company had $219,841,000 (2013—$53,309,000) due from GCI for payments made in connection with vessels that GCI will acquire pursuant to a right of first refusal. These loans, which are due on demand, bear interest at rates ranging from 5% to 7% per annum.

•

In August 2014, GCI issued a promissory note to the Company for $25,000,000 which bears interest at 7% per annum. In September 2014, the Company entered into an agreement with GCI to reallocate two of the Company’s vessels for two of the vessels that GCI had previously selected under the right of first refusal, resulting in a payable to GCI of which $9,780,000 which was applied against the promissory note. In December 2014, the Company made a capital contribution of $6,667,000 which was applied against the promissory note (notes 8(a) and 15(b)).

•	The interest receivable on these amounts is $9,514,000 (2013—$759,000).

The Company also had $8,195,000 (2013—$2,084,000) due from GCI included in accounts receivable and $6,788,000 (2013—$611,000) due to GCI included in accounts payable and accrued liabilities.

The Company also had $1,454,000 (2013—$1,614,000) due from other related parties included in accounts receivable.

(b)	The Company incurred the following income or expenses with related parties:

	2014	2013	2012
Fees paid:
Arrangement fees	$4,520	$6,631	$1,790
Transaction fees	7,323	3,532	123
Reimbursed expenses	237	72	—
Income received:
Interest income	9,888	1,150	—
Management fees	913	69	—

The income or expenses with related parties relate to amounts paid to or received from individuals or entities that are associated with the Company’s directors or officers and these transactions are governed by pre-arranged contracts.

Arrangement fees are paid to related parties in connection with services associated with debt or lease financing and are generally recorded as deferred financing fees and amortized over the term of the related debt or lease.

Transaction fees are paid to related parties in connection with services they provided related to newbuild contracts, purchase or sale contracts and are capitalized to vessels.

Arrangement fees and transaction fees are paid either in cash or, at the Company’s discretion, a combination of cash and up to 50% in the Company’s common shares (note 14(iv)).

Interest income is earned on loans to affiliate.

Management fees are earned from GCI for the management of GCI’s vessels and are included in revenue.

(c)	Prior to the acquisition of the Manager on January 27, 2012, the Company had management agreements with the Manager for the provision of certain services and incurred costs of $9,700,000 (technical services, including $421,000 relating to dry-dock activities) and $410,000 (other services) for the 26 days prior to acquisition in 2012.